Commitments and Contingencies Legal Actions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 39,932
Loss Contingency, Estimate of Possible Loss	4,000
Housing Agencies [Member]
Loss Contingencies [Line Items]
Settlement for Consent Order Remediation	$ 6,344